Consolidated Statement of Cash Flows - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss		$ (41,659,000)	$ (33,552,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common stock for in-process research and development expense			4,748,000
Stock-based compensation		2,202,000	0
Non-cash interest expense		0	2,658,000
Depreciation and amortization		103,000	13,000
Amortization of premium on marketable securities		933,000	267,000
Realized gain on marketable securities		(218,000)	(53,000)
Changes in operating assets and liabilities:
Prepaid expenses		(727,000)	(166,000)
Interest receivable on marketable securities		(264,000)	(828,000)
Payment of lease security deposit		0	(421,000)
Accounts payable		34,000	1,947,000
Accrued expenses		2,921,000	944,000
Deferred rent		146,000	11,000
Net cash used in operating activities		(36,529,000)	(24,432,000)
Cash Flows from Investing Activities:
Purchases of marketable securities		(143,289,000)	(136,232,000)
Proceeds from sale of marketable securities		70,606,000	23,544,000
Proceeds from (purchase of) investment held to maturity		2,508,000	(2,508,000)
Purchases of property and equipment		(145,000)	(659,000)
Net cash used in investing activities		(70,320,000)	(115,855,000)
Cash Flows from Financing Activities:
Proceeds from promissory note – related party		0	30,000
Repayment of promissory note – related party		0	(630,000)
Proceeds from convertible debt		0	14,990,000
Proceeds from issuance of preferred stock net of issuance costs		135,657,000	124,217,000
Proceeds from issuance of common stock		0	5,011,000
Deferred financing costs		(2,522,000)	0
Net cash provided by financing activities		133,135,000	143,618,000
Net Change in Cash		26,286,000	3,331,000
Cash – Beginning of period		3,469,000	138,000
Cash – End of period	$ 29,755,000	29,755,000	3,469,000
Non-Cash financing activities:
Deferred financing costs in accounts payable		107,000	0
Deferred financing costs in accrued expenses		296,000	0
Issuance of preferred shares on conversion of convertible debt		0	17,647,000
Issuance of common stock for in-process research and development		0	4,748,000
Deemed dividend related to beneficial conversion feature and accretion of discount on Redeemable Series A Convertible Preferred Stock		22,622,000	$ 0
Panacea Acquisition Corp [Member]
Cash Flows from Operating Activities:
Net loss	(3,054,441)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(7,011)
Changes in operating assets and liabilities:
Prepaid expenses	(339,089)
Accounts payable and accrued expenses	2,699,715
Net cash used in operating activities	(700,826)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(143,750,000)
Net cash used in investing activities	(143,750,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	140,875,000
Proceeds from sale of Private Placement Units	4,875,000
Proceeds from promissory note – related party	80,000
Repayment of promissory note – related party	(80,000)
Payment of offering costs	(391,063)
Net cash provided by financing activities	145,358,937
Net Change in Cash	908,111
Cash – Beginning of period	0
Cash – End of period	908,111	$ 908,111
Non-Cash financing activities:
Initial classification of Class A common stock subject to possible redemption	140,258,930
Change in value of Class A common stock subject to possible redemption	(2,828,440)
Offering costs paid directly by Sponsor in consideration for the issuance of Class B common stock	25,000
Offering costs included in accrued offering costs	$ 99,000